Note G - Pensions and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note G – Pensions and Other Postretirement Benefits

The Company sponsors a defined benefit pension plan (“Plan”) covering certain domestic employees. Benefits are based on each covered employee’s years of service and compensation. The Plan is funded in conformity with the funding requirements of applicable U.S. regulations. The Plan was closed to new participants effective January 1, 2008. Employees hired after this date, in eligible locations, participate in an enhanced 401(k) plan instead of the defined benefit pension plan. Employees hired prior to this date continue to accrue benefits.

Additionally, the Company sponsors defined contribution pension plans made available to all domestic and Canadian employees. Total contributions for the plans in 2013, 2012 and 2011 were $1.34 million, $1.22 million and $1.0 million, respectively.

The Company also sponsors a non-contributory defined benefit health care plan that provides health benefits to certain domestic and Canadian retirees and their spouses. The Company funds the cost of these benefits as incurred. For measurement purposes, and based on maximum benefits as defined by the plan, a zero percent annual rate of increase in the per capita cost of covered health care benefits for retirees age 65 and over was assumed for 2013 and is expected to remain constant going forward. A 5% rate of increase for retirees under age 65 was assumed.

The Company recognizes the obligations associated with its defined benefit pension plan and defined benefit health care plan in its consolidated financial statements. The following table presents the plans’ funded status as of the measurement date reconciled with amounts recognized in the Company’s consolidated balance sheets:

	Pension Plan		Postretirement Plan
	2013	2012	2013	2012
Accumulated benefit obligation at end of year	$57,632	$65,427	$19,794	$23,794
Change in benefit obligation:
Benefit obligation at beginning of year	$81,148	$72,325	$23,794	$24,094
Service cost	3,144	3,188	1,153	1,156
Interest cost	2,851	2,803	724	871
Settlement	191	263	--	--
Benefits paid	(11,371)	(6,974)	(1,370)	(1,324)
Effect of foreign Exchange	--	--	(68)	24
Actuarial (gain) Loss	(5,328)	9,543	(4,439)	(1,027)
Benefit obligation at end of year	$70,635	$81,148	$19,794	$23,794

	Pension Plan		Postretirement Plan
	2013	2012	2013	2012

Change in plan assets:
Fair value of plan assets at beginning of year	$73,631	$65,754	--	--
Actual return on plan assets	4,429	7,651	--	--
Employer contributions	4,200	7,200	1,370	1,324
Benefits paid	(11,371)	(6,974)	(1,370)	(1,324)
Fair value of plan assets at end of year	70,889	73,631	--	--
Funded status at end of year	$254	$(7,517)	$(19,794)	$(23,794)

Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent assets	$254	$--	$--	$--
Total assets	$254	$--	$--	$--
Current liabilities	$--	$--	$(1,401)	$(1,395)
Noncurrent liabilities	--	(7,517)	(18,393)	(22,399)
Total liabilities	$--	$(7,517)	$(19,794)	$(23,794)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (gain)	$24,295	$35,029	$(11,871)	$(8,154)
Deferred tax (benefit) expense	(9,496)	(13,434)	4,471	3,160
After tax actuarial loss (gain)	$14,799	$21,595	$(7,400)	$(4,994)

Components of net periodic benefit cost:
Service cost	$3,144	$3,188	$1,153	$1,156
Interest cost	2,851	2,803	724	871
Expected return on plan assets	(5,080)	(4,591)	--	--
Recognized actuarial loss (gain)	2,080	2,441	(723)	(647)
Settlement loss	4,169	2,935	--	--
Net periodic benefit cost	$7,164	$6,776	$1,154	$1,380

Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net (gain) loss	$(10,374)	$1,371	$(3,717)	$(384)
Total (income) expense recognized in net periodic benefit cost and other comprehensive income	$(3,570)	$8,147	$(2,563)	$996

During 2013, 2012 and 2011, the Company recorded settlement losses relating to retirees that received lump-sum distributions from the Company’s defined benefit pension plan totaling $4.2 million, $2.9 million and $3.0 million, respectively. These charges were the result of lump-sum payments to retirees which exceeded the plan’s actuarial service and interest cost thresholds in each of 2013 and 2012.

The prior service cost is amortized on a straight-line basis over the average estimated remaining service period of active participants. The unrecognized actuarial gain or loss in excess of the greater of 10% of the benefit obligation or the market value of plan assets is also amortized on a straight-line basis over the average estimated remaining service period of active participants.

	Pension Plan		Postretirement Plan
	2013	2012	2013	2012
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	4.30%	3.40%	4.50%	3.20%
Rate of compensation increase	3.50%	3.50%	--	--
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	4.30%	4.00%	3.20%	3.76%
Expected long-term rate of return on plan assets	7.00%	7.00%	--	--
Rate of compensation increase	3.50%	3.50%	--	--

To enhance the Company’s efforts to mitigate the impact of the defined benefit pension plan on its financial statements, the Company has recently moved towards a liability driven investing model to more closely align assets with liabilities based on when the liabilities are expected to come due. Currently, based on 2013 funding levels, equities may comprise between 20% to 40% of the Plan’s market value. Fixed income investments may comprise between 50% to 70% of the Plan’s market value. Alternative investments may comprise between 0% to 12% of the Plan’s market value. Cash and cash equivalents (including all senior debt securities with less than one year to maturity) may comprise between 0% to 10% of the Plan’s market value.

Financial instruments included in pension plan assets are categorized into a fair value hierarchy of three levels, based on the degree of subjectivity inherent in the valuation methodology. Level 1 assets are based on unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets. Level 2 assets are valued at inputs other than quoted prices in active markets for identical assets that are observable either directly or indirectly for substantially the full term of the assets. Level 3 assets are valued based on unobservable inputs for the asset (i.e., supported by little or no market activity). These inputs include management’s own assessments about the assumptions that market participants would use in pricing assets (including assumptions about risk). The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety.

All of the Plan’s assets are in level 1 or level 2 within the fair value hierarchy, and the following table sets forth by asset class the Plan’s fair value of assets.

Plan fair value asset allocation by category:

2013	$	%
Level 1
Equity	$21,795	31%
Fixed Income	919	1%
Mutual Funds	5,031	7%
Money Fund	2,043	3%
Cash	90	0%
Total Level 1	29,878	42%
Level 2
Fixed Income	35,540	50%
Money Fund	5,471	8%
Total Level 2	41,011	58%
Level 3
Total Level 3	--	--
Total fair value of Plan assets	$70,889	100%

2012	$	%
Level 1
Equity	$27,628	38%
Fixed Income	39,778	54%
Balanced	6,210	8%
Cash	15	--
Total Level 1	73,631	100%
Level 2
Total Level 2	--	--
Level 2
Total Level 3	--	--
Total fair value of Plan assets	$73,631	100%

Contributions

The Company expects to contribute $4 million to $5 million to its pension plan in 2014.

Expected future benefit payments

The following benefit payments are expected to be paid as follows based on actuarial calculations:

	2014	2015	2016	2017	2018	Thereafter
Pension	$3,923	$4,337	$4,753	$5,409	$5,802	$29,982
Postretirement	1,432	1,399	1,412	1,466	1,561	8,454

A one percentage point increase in the assumed health care trend rate would increase postretirement expense by approximately $223,000, changing the benefit obligation by approximately $1.65 million; while a one percentage point decrease in the assumed health care trend rate would decrease postretirement expense by approximately $209,000, changing the benefit obligation by approximately $1.53 million.

A one percentage point change in the assumed rate of return on the defined benefit pension plan assets is estimated to have an approximate $738,000 effect on pension expense. Additionally, a one percentage point increase in the discount rate is estimated to have a $1.5 million decrease in pension expense, while a one percentage point decrease in the discount rate is estimated to have a $1.8 million increase in pension expense.